Financial instruments - Summary of Valuation Techniques Used to Measure the Fair Value of Assets and Liabilities Classified as Level 3 (Detail) - Credit spread, measurement input [member] - Discounted cash flow [member] - Level 3 of fair value hierarchy [member] - Recurring fair value measurement [member] - basispoint
		Mar. 31, 2023	Mar. 31, 2022
Japanese Corporate Bonds [Member] | Bottom of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets required to be measured at FVOCI	[1]	34	26
Japanese Corporate Bonds [Member] | Top of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets required to be measured at FVOCI	[1]	63	67
Securitized Products [Member] | Bottom of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets required to be measured at FVOCI	[1]	150	100
Securitized Products [Member] | Top of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets required to be measured at FVOCI	[1]	190	160
Foreign Corporate Bonds [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets required to be measured at FVOCI	[1]	10
Foreign Corporate Bonds [Member] | Bottom of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets required to be measured at FVOCI	[1]		0
Foreign Corporate Bonds [Member] | Top of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets required to be measured at FVOCI	[1]		170

[1]	bp = basis point.